(ICON)

Prudential
Equity
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1997

(LOGO)

Prudential Equity Fund, Inc.

Performance At A Glance.
1997 marked the first time in history that the stock market returned more than 20% for the third year in a row.
Stock prices have risen
even faster than company earnings, leaving few of the kind of bargains we like to buy. Because of the value orientation of the Prudential Equity Fund, we held much more cash last year than most equity funds did, so we fell short of the return of the average growth fund tracked by Lipper
Analytical
Services. However, even with our cash, we were competitive with the other growth funds. Over the longer five-year period, we have a substantially higher-than-average total return.

Cumulative Total Returns1
As of 12/31/97
                          One        Five
Ten          Since
                          Year       Years
Years       Inception2
Class A                   23.88%    140.40%
N/A          245.00%
Class B                   23.05     131.58
365.75%       1101.51
Class C                   23.05       N/A
N/A           88.18
Class Z                   24.29       N/A
N/A           41.26
Lipper Growth Fund Avg3   25.30     117.56
356.18          ***

Average Annual Total Returns1
As of 12/31/97
                          One        Five
Ten          Since
                          Year       Years
Years       Inception2
Class A                   17.68%    17.96%
N/A          16.13%
Class B                   18.05     18.19
16.63%         17.04
Class C                   22.05      N/A
N/A          20.33
Class Z                   24.29      N/A
N/A          20.72

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Fund charges a
maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%,
4%, 3%, 2%, 1% and 1% for six years, for Class
B shares.
Class C shares have a 1% CDSC for one year.
Class B shares
will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
3/15/82;
Class C, 8/1/94; Class Z, 3/1/96.

3 These are the average returns in the Lipper
Growth Fund
category for one-, five-, and 10 year periods for all funds in each share class.

*** Lipper since inception returns are Class
A, 229.30%;
Class B, 1003.92%; Class C, 99.83%; and Class
Z, 43.24%
for all funds in each share class.

How Investments Compared.
   (As of 12/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year
average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is
usually exempt
from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Thomas R. Jackson, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Equity Fund invests in stocks of major, established companies, primarily in the United
States.
The Fund looks for bargains in the current market, using a strict value investment style. We look for stocks whose prices seem too low given their underlying earnings, sales, cash flow or book value. There can be no assurance that the
Fund's investment objective will be achieved.

A Hostile Market.
It's tough being a disciplined value investor when others are bidding up the price of shares in almost everything but likely losers. Lately, there haven't been many bargains.
So, a rapidly rising market may give us a good return, but can still be a hostile environment for our investment style.
Our return relative to other equity funds shines most when uncertainty about the economic future leads investors to leave some bargains on the table.

Strategy Session.
A Case of Asian Flu.

A Pacific wind hit the markets in mid-year, changing the investment climate. Previously, earnings were growing at double-digit rates, but there were fears that the economy would grow too fast. Afterwards, the currency crisis in
Southeast Asia began a chain reaction that eventually threatened economic growth in the U.S. Here are the implications, as we see them, for our major investment focuses:

Financials. Securities brokerages had been low-priced because investors expected the financial markets to cool and for brokers to lose steam. The speculators were wrong.
The industry reported excellent earnings and continued to consolidate during the reporting period. We did very well on their stocks. Although we expect the stock market to slow in 1998, we don't expect a threat to brokers' earnings. Our financial stocks still look good.

Cyclicals. Since we are now in the seventh year of economic growth, investors have been unenthusiastic about businesses with cyclical earnings. That coolness turned downright cold following the slowdown in Asia. Cyclicals now are the best value stocks in the market. We are invested in several cyclical industries including forest products.
Overcapacity in the industry killed off
profits and
drove the stocks to historically low market valuations.
We believe the earnings of paper companies have bottomed.
We expect these stocks to rebound.

Our auto companies and our retailers, notably
Dillards,
Kmart and Toys R Us, were also marked down in the fourth quarter. If Kmart consumers and investors become more sanguine about the economic future, these stocks should also recover.

    Portfolio Breakdown.
Sectors expressed as a percentage of
  total net assets as of 12/31/97.
               (PIE)

What Went Well.
Financial Stocks Boost Performance.

In 1997, the financial sector again led the stock market by a wide margin. That was good for us because about a third of our portfolio was in financial stocks, about twice the proportion of the market. What's more, the financial stocks we owned performed even better, on average, than most.

The biggest contribution to our return came from securities brokers and diversified financial services.
Morgan Stanley,
Dean Witter, Discover, our second-largest holding, rose 81% for the year. Travelers Group -- now our third largest -- gained 80%. (We owned Salomon, which returned
79% for us
before being acquired by Travelers, increasing our stake in Travelers.) We had a large commitment to The Equitable, which more than doubled over the year. Our fourth largest holding is an insurance company -- Chubb -- which gained
43%. We also have substantial holdings of money center banks, such as Chase Manhattan (up 26%) and BankAmerica
(up 49%). Our regional banks performed even better, averaging a 59% return.And Not So Well.Why We
Trailed.

We trailed our peers because we held about 25% of our assets in cash for most of the year. We wanted to be able to move quickly when bargain stocks became available. When economic turmoil in Asia markedly increased the volatility of the U.S. market late in the year, we found opportunities to put more of our cash to work. By year end, our cash position was down to 16%.

Cyclicals were hit in the fourth quarter. We have a substantial commitment to cyclical stocks -- stocks in companies whose earnings tend to follow the business cycle. Late in the year, investors began to fear that trouble in Asia would slow down the U.S.
economy.
Cyclicals suffered. Our forest product
companies
that had gained 28% by the end of September fell back to a 6% gain for the year by December 31.
Our auto stocks also gave back some of their gains.

Five Largest Holdings.
3.2%   Loews
       Diversified Consumer
       Products
2.9%   Morgan Stanley,
       Dean Witter, Discover
       Banks & Financial Services
2.7%   Travelers Group
       Insurance
2.7%   Chubb Corp.
       Insurance
2.3%   Elf Acquitaine ADR
       Oil & Gas

Expressed as a percentage of total net assets as of 12/31/97.

Looking Ahead.
The financial uncertainty in Asia seems sure to slow economic growth in the U.S. somewhat, hurting cyclical company earnings. Consequently, there are more value opportunities in the cyclical industries now.
For example,
we bought Eastman Kodak. Its price had dropped to levels last seen in mid-1995 and management's decision to reduce its cost structure augurs well for future earnings.

Another company that is back to mid-1995 prices is
Columbia/HCA Healthcare. We also like HMOs.
HMO
costs have been rising faster than their prices, but we believe that HMO pricing power is going to increase in 1998.

What IS A Value Investor's Market?

Fund Manager Tom Jackson explains why today's market can be challenging for one following a value investment strategy.

Q. If this is not a good investing environment for a value investor, what is?

A. From my perspective, value investing seems to work best if any of three conditions are present:

1. Some stocks are very inexpensive compared to the average stock. When we can get a substantial price advantage on our stocks, they merely have to catch up to show a good return.

2. It is early in the economic cycle and earnings for many businesses are growing rapidly. Abundant earnings growth favors the cheaper value stocks.

3. I'm less certain of this one, but I think value also has an advantage when interest rates are rising. With growth stocks, investors generally pay high prices for anticipated future earnings. Rising interest rates make earnings that are still in the future worth less today.

Q. That doesn't look like today, does it?

A. We haven't had any of these conditions.
It's the
third year of above-20% market gains and investors have picked through the market pretty well.
Value
differentials are generally small. We are in a geriatric stage of the business cycle -- the seventh year of economic growth, well beyond normal longevity by historical standards. Most observers are expecting at the very least earnings stagnation.

Q. Does this mean we have to go through a recession before we see more value opportunities?

A. No. Value can be created by fear. We can show above-average value investing returns when we buy some stocks at large discounts. These can be big bargains because of rational differences of opinion or because of fear. The financial crisis in Asia has created fear of an economic slowdown that will hurt the cyclical industries (those whose earnings rise and fall with economic growth).
The
uncertainty about the strength of the impact has made cyclical stocks relatively inexpensive. That's why our cash holdings are down. When investors avoid an entire market sector because something negative might happen, that usually spells opportunity for us.


(PICTURE)

President's Letter
February 2, 1998

Investing Smart.

Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your
investment strategy
and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--    Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education.
The new law also
creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing
traditional IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential
Financial
Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of December 31, 1997
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
--------------
----------------------------------------------
--------------

Shares      Description
Value (Note 1)
    ------------------------------------------
------------
LONG-TERM INVESTMENTS--84.1%
COMMON STOCKS--84.1%
    ------------------------------------------
------------
Automobiles & Trucks--3.8%
2,300,000   Chrysler Corp.
$   80,931,250
  600,000   General Motors Corp.
36,375,000
17,000,000  LucasVarity PLC, ADR (Great
              Britain) (a)
60,369,617
  404,800   Navistar International Corp. (a)
10,044,100
  248,800   PACCAR Inc.
13,062,000

--------------

200,781,967
----------------------------------------------
--------------
Banks & Financial Services--11.8%
  650,000   American Express Co.
58,012,500
  552,800   American Financial Group Inc.
22,284,750
1,100,000   Bank of New York Co., Inc.
63,593,750
  700,000   BankAmerica Corp.
51,100,000
  475,700   Chase Manhattan Corp.
52,089,150
  265,500   First America Bank Corp.
20,476,688
  800,000   Lehman Brothers Holdings Inc.
40,800,000
  285,706   Mellon Bank Corp.
17,320,926
  384,750   Mercantile Bankshares Corp.
15,053,344
  345,600   Morgan (J.P.) & Co., Inc.
39,009,600
2,600,000   Morgan Stanley, Dean Witter,
              Discover & Co.
153,725,000
  700,000   NationsBank Corp.
42,568,750
  225,000   Republic New York Corp.
25,692,187
  429,200   Washington Mutual, Inc.
27,388,325

--------------

629,114,970
----------------------------------------------
--------------
Chemicals--3.2%
  711,000   Boc Group PLC, ADR (Great Britain)
23,418,563
  513,700   Dow Chemical Co.
52,140,550
  788,200   Eastman Chemical Co. (a)
46,947,162
  350,000   Potash Corp.
29,050,000
  706,900   Wellman Inc.
13,784,550
  100,000   Witco Corp.
4,081,250

--------------

169,422,075
Commercial Services--1.7%
  900,000   American Standard Co., Inc. (a)
$   34,481,250
  571,700   TRW Inc.
30,514,488
1,000,000   Waste Management, Inc.
27,500,000

--------------

92,495,738
----------------------------------------------
--------------
Computer Hardware--3.6%
2,750,000   Digital Equipment Corp. (a)
101,750,000
  412,900   Gerber Scientific, Inc.
8,206,387
  600,000   International Business Machines
              Corp.
62,737,500
   93,750   NCR Corp. (New)(a)
2,607,422
  900,000   Seagate Technology, Inc. (a)
17,325,000

--------------

192,626,309
----------------------------------------------
--------------
Construction & Housing--0.6%
  550,000   Centex Corp.
34,615,625
----------------------------------------------
--------------
Diversfied Consumer Products--5.9%
2,500,000   Diageo PLC (Great Britain)
22,999,916
  750,000   Gibson Greetings Inc. (a)
16,406,250
1,600,000   Loews Corp.
169,800,000
2,800,000   RJR Nabisco Holdings Corp.
105,000,000

--------------

314,206,166
----------------------------------------------
--------------
Electrical Power--2.4%
  170,000   American Electric Power Company,
              Inc.
8,776,250
  570,000   General Public Utilities Corp.
24,011,250
  974,519   Houston Industries, Inc.
26,007,476
1,284,600   Long Island Lighting Co.
38,698,575
  979,600   Unicom Corp.
30,122,700

--------------

127,616,251
----------------------------------------------
--------------
Electronics--0.5%
  600,000   Harris Corp.
27,525,000
   38,262   Raytheon Corp. (a)
1,886,795

--------------

29,411,795

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of December 31, 1997
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
--------------

Shares      Description
Value (Note 1)
    ------------------------------------------
------------------
Forest Products--7.9%
  550,000   Fort James Corp.
$   21,037,500
2,092,000   Georgia-Pacific Corp.
87,275,625
1,475,000   International Paper Co.
63,609,375
1,500,000   Mead Corp.
42,000,000
  752,500   Rayonier Inc.
32,028,281
  787,500   Temple-Inland Inc.
41,196,094
1,260,000   Weyerhaeuser Co.
61,818,750
2,200,000   Willamette Industries, Inc.
70,812,500

--------------

419,778,125
----------------------------------------------
--------------
Healthcare--5.1%
2,148,700   Columbia/HCA Healthcare Corp.
63,655,237
1,828,740   Foundation Health Systems, Inc.
              (a)
40,918,058
  264,900   Pacificare Health Systems (a)
13,874,138
2,937,874   Tenet Healthcare Corp. (a)
97,317,076
1,377,000   Wellpoint Health Networks Inc. (a)
58,178,250

--------------

273,942,759
----------------------------------------------
--------------
Insurance--13.0%
  800,000   American General Corp.
43,250,000
1,891,600   Chubb Corp.
143,052,250
  700,000   Citizens Corp.
20,125,000
1,700,242   Old Republic International Corp.
63,227,749
2,105,100   SAFECO Corp.
102,623,625
  716,900   St. Paul Companies, Inc.
58,830,606
1,500,000   The Equitable Companies, Inc.
74,625,000
2,667,000   Travelers Corp.
143,684,625
1,461,900   Western National Corp.
43,308,788

--------------

692,727,643
----------------------------------------------
--------------
Metals-Non Ferrous--1.6%
  600,000   Aluminum Company of America
42,225,000
  122,750   Amax Gold Inc. (a)
283,859
1,293,000   Cyprus Minerals Co.
19,879,875
  788,600   Newmont Mining Corp.
23,165,125

--------------

85,553,859
Oil & Gas Exploration/Production--6.4%
  300,000   Amerada Hess Corp.
$   16,462,500
  981,900   Atlantic Richfield Co.
78,674,737
1,100,000   Occidental Petroleum Corp.
32,243,750
1,523,900   Oryx Energy Co. (a)
38,859,450
2,098,596   Societe Nationale Elf Aquitaine,
              ADR
              (France)
123,030,190
  738,365   Total SA, ADR (France)
40,979,258
  504,400   Union Texas Petroleum Holdings,
              Inc.
10,497,825

--------------

340,747,710
----------------------------------------------
--------------
Photography--0.5%
  425,000   Eastman Kodak Co.
25,845,313
----------------------------------------------
--------------
Restaurants--1.7%
7,081,700   Darden Restaurants Inc.
88,521,250
----------------------------------------------
--------------
Retail--8.1%
1,100,000   BJ's Wholesale Club, Inc. (a)
34,512,500
  359,100   Dayton-Hudson Corp.
24,239,250
2,800,000   Dillards Department Stores, Inc.
98,700,000
1,100,000   Homebase, Inc. (a)
8,662,500
6,000,000   Kmart Corp. (a)
69,375,000
  640,800   Nine West Group, Inc. (a)
16,620,750
  500,000   Petrie Stores Corp. (a)
1,495,000
  625,000   Sears, Roebuck & Co.
28,281,250
2,584,600   Tandy Corp.
99,668,638
1,700,000   Toys 'R' Us Inc. (a)
53,443,750

--------------

434,998,638
----------------------------------------------
--------------
Steel - Producers--0.5%
  500,000   Bethlehem Steel Corp. (a)
4,312,500
1,408,300   Birmingham Steel Corp.
22,180,725

--------------

26,493,225

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of December 31, 1997
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
--------------

Shares       Description
Value (Note 1)
     -----------------------------------------
-------------------
Telecommunications--5.4%
1,481,733   360 Communications Co. (a)
$   29,912,485
1,800,000   AT&T Corp.
110,250,000
1,740,000   Loral Space & Communications (a)
37,301,250
  700,000   Telefonica de Espana, S.A., ADR
              (Spain)
63,743,750
1,107,000   Portugal Telecom, S.A. ADR
              (Portugal)
52,029,000

--------------

293,236,485
----------------------------------------------
--------------
Transportation--0.4%
1,000,000   OMI Corp. (a)
9,187,500
  550,000   Overseas Shipholding Group, Inc.
11,996,875

--------------

21,184,375

--------------
            Total long-term investments
              (cost $2,861,518,291)
4,493,320,278

--------------
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--18.2%
----------------------------------------------
--------------
Commercial Paper--7.1%
            Associates First Capital Corp.
$  52,000   5.70%, 1/15/98
51,884,733
            Bank of Montreal
   46,000   5.90%, 1/16/98
46,000,000
            Barclays Bank PLC
   30,000   5.64%, 1/20/98
29,991,042
            Bayerische Landesbank Girozentrale
   20,000   5.69%, 1/28/98
19,997,056
            Bayerische Vereinsbank
   12,000   5.69%, 1/23/98
11,997,170
            Bell Atlantic Financial Services,
              Inc.
    8,972   5.80%, 1/14/98
8,953,209
            Beneficial Corp
   10,000   5.74%, 2/12/98
9,933,033
            Canadian Imperial Bank of Commerce
   40,000   5.80%, 2/13/98
40,000,000
            General Electric Capital Corp.
    9,000   5.80%, 1/14/98
8,981,150
   14,000   5.71%, 1/23/98
13,951,148
   11,000   5.74%, 2/9/98
10,931,598
            Morgan (J.P.) & Co., Inc.
$  52,447   5.77%, 2/10/98
$   52,110,756
            Norwest Financial, Inc.
   44,661   5.70%, 1/16/98
44,554,930
            Rank Xerox Capital (Europe), PLC
   18,193   5.75%, 2/10/98
18,076,767
            Smith Barney Holdings Inc.
   10,000   5.82%, 1/15/98
9,977,367

--------------
            Total commercial paper
              (cost $377,339,959)
377,339,959
----------------------------------------------
--------------
U.S. Government Agency & Instrumentalities--
1.9%
            Federal Home Loan Mortgage Corp.
   15,000   5.61%, 3/10/98
14,840,976
            Federal National Mortgage
              Association
   10,000   5.40%, 2/5/98
9,943,129
   12,800   5.89%, 5/21/98
12,809,982
    7,000   5.63%, 8/14/98
6,996,151
   15,000   5.71%, 9/9/98
14,983,650
            United States Treasury Notes
   16,000   5.125%, 2/28/98
15,987,482
   10,000   5.875%, 4/30/98
10,012,500
   17,000   6.125%, 8/31/98
17,055,781

--------------
            Total U.S. government agency &
              instrumentalities
              (cost $102,650,990)
102,629,651
----------------------------------------------
--------------
Repurchase Agreement--9.2%
  490,791   Joint Repurchase Agreement
              Account,
              6.63%, 1/2/98 (Note 5)
              (cost $490,791,000)
490,791,000

--------------
            Total short-term investments
              (cost $970,781,949)
970,760,610

--------------
----------------------------------------------
--------------
Total Investments--102.3%
            (cost $3,832,300,240; Note 4)
5,464,080,888
            Liabilities in excess of other
              assets--(2.3%)
(121,147,377)

--------------
            Net Assets--100%
$5,342,933,511

--------------

--------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL EQUITY FUND, INC.
Portfolio of Investments as of December 31,
1997
----------------------------------------------
--------------
The industry classification of short-term portfolio holdings as a percentage of net assets as of December
31, 1997 was as
follows:

Security Brokers & Dealers
10.4%
Photographic Equipment
2.8
Personal Credit Institution
2.0
Federal Credit Agencies
1.1
U.S. Government Sovereign
 .8
Short-Term Business Credit
 .6
Commercial Banks
 .3
Phone Communications
 .2

----

18.2%

----

----
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------

Assets
December 31, 1997
Investments, at value (cost
$3,832,300,240)...............................
 ..............................       $
5,464,080,888
Cash..........................................
 ..............................................
 ............             2,034,817
Dividends and interest
receivable....................................
 ...................................
13,106,038
Receivable for Fund shares
sold..........................................
 ...............................
8,096,613
Receivable for investments
sold..........................................
 ...............................
1,882,916
Prepaid expenses and other
assets........................................
 ...............................
103,347

-----------------
   Total
assets........................................
 ..............................................
 ...         5,489,304,619

-----------------
Liabilities
Payable for Fund shares
reacquired....................................
 ..................................
129,274,064
Payable for investments
purchased.....................................
 ..................................
10,370,858
Distribution fee
payable.......................................
 .........................................
3,085,446
Management fee
payable.......................................
 ...........................................
2,066,989
Accrued expenses and other
liabilities...................................
 ...............................
1,542,600
Deferred director's
fees..........................................
 ......................................
31,151

-----------------
   Total
liabilities...................................
 ..............................................
 ...           146,371,108

-----------------
Net
Assets........................................
 ..............................................
 ........       $ 5,342,933,511

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...........................................
 ......................................       $
2,692,683
   Paid-in capital in excess of
par...........................................
 ..........................
3,681,137,292

-----------------

3,683,829,975
   Accumulated net realized gain on
investments and foreign
currencies..................................
27,335,195
   Net unrealized appreciation on investments
and foreign
currencies....................................
1,631,768,341

-----------------
Net assets, December 31,
1997..........................................
 .................................       $
5,342,933,511

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($1,912,801,918 / 96,343,536 shares of
common stock issued and
outstanding).......................
$19.85
   Maximum sales charge (5.00% of offering
price)........................................
 ...............                  1.04

-----------------
   Maximum offering price to
public........................................
 .............................
$20.89

-----------------

-----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($3,090,767,336 / 155,886,434 shares of
common stock issued and
outstanding)......................
$19.83

-----------------

-----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($72,243,501 / 3,643,714 shares of
common stock issued and
outstanding)...........................
$19.83

-----------------

-----------------
Class Z:
   Net asset value, offerng price and
redemption price per share
      ($267,120,756 / 13,446,608 shares of
common stock issued and
outstanding).........................
$19.87

-----------------

-----------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL EQUITY FUND, INC.
Statement of Operations
----------------------------------------------
--------------

Year Ended
Net Investment Income
December 31, 1997
Income
   Dividends (net of foreign withholding
      taxes of $1,424,525)...............    $
71,434,156
   Interest..............................
62,851,621
                                            --
---------------
      Total income.......................
134,285,777
                                            --
---------------
Expenses
   Distribution fee--Class A.............
4,272,575
   Distribution fee--Class B.............
29,244,129
   Distribution fee--Class C.............
604,342
   Management fee........................
22,440,588
   Transfer agent's fees and expenses....
6,390,000
   Reports to shareholders...............
900,000
   Registration fees.....................
322,000
   Custodian's fees and expenses.........
220,000
   Franchise taxes.......................
185,000
   Insurance expense.....................
100,000
   Directors' fees and expenses..........
45,000
   Audit fee and expenses................
35,000
   Legal fees and expenses...............
35,000
   Miscellaneous.........................
30,339
                                            --
---------------
      Total expenses.....................
64,823,973
                                            --
---------------
Net investment income....................
69,461,804
                                            --
---------------
Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions
Net realized gain on:
   Investment transactions...............
283,942,375
   Foreign currency transactions.........
103,393
                                            --
---------------

284,045,768
                                            --
---------------
Net change in unrealized appreciation on:
   Investments and foreign currencies....
662,447,800
                                            --
---------------
Net gain on investments..................
946,493,568
                                            --
---------------
Net Increase in Net Assets
Resulting from Operations................    $
1,015,955,372
                                            --
---------------
                                            --
---------------

PRUDENTIAL EQUITY FUND, INC.
Statement of Changes in Net Assets
----------------------------------------------
--------------

Increase (Decrease)                 Year Ended
December 31,
in Net Assets                       1997
1996
Operations
   Net investment income.....  $    69,461,804
$    61,585,909
   Net realized gain on
      investments and foreign
      currencies.............      284,045,768
314,987,723
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies.............      662,447,800
240,997,587
                               ---------------
---------------
   Net increase in net assets
      resulting from
      operations.............    1,015,955,372
617,571,219
                               ---------------
---------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A................
(31,371,300)       (23,519,167)
      Class B................
(32,078,132)       (33,859,586)
      Class C................
(681,499)          (557,215)
      Class Z................
(4,240,127)        (2,495,197)
                               ---------------
---------------

(68,371,058)       (60,431,165)
                               ---------------
---------------
   Distributions from net
      realized
      capital gains
      Class A................
(100,192,825)      (125,606,003)
      Class B................
(168,533,830)      (243,955,245)
      Class C................
(3,730,960)        (4,267,115)
      Class Z................
(13,864,843)       (11,894,518)
                               ---------------
---------------

(286,322,458)      (385,722,881)
                               ---------------
---------------
   Distributions in excess of
      net investment income
      Class A................               --
(833,152)
      Class B................               --
(1,199,396)
      Class C................               --
(19,276)
      Class Z................               --
(89,955)
                               ---------------
---------------
                                            --
(2,141,779)
                               ---------------
---------------
Fund share transactions (net
   of share conversions)
   (Note 6)
   Proceeds from shares
      sold...................    4,822,813,820
3,428,831,074
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........      340,731,229
429,066,548
   Cost of shares
      reacquired.............
(4,728,047,555)    (3,103,898,045)
                               ---------------
---------------
   Net increase in net assets
      from Fund share
      transactions...........      435,497,494
753,999,577
                               ---------------
---------------
Total increase...............    1,096,759,350
923,274,971
Net Assets
Beginning of year............    4,246,174,161
3,322,899,190
                               ---------------
---------------
End of year..................  $ 5,342,933,511
$ 4,246,174,161
                               ---------------
---------------
                               ---------------
---------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------
Prudential Equity Fund, Inc. (the 'Fund') is
registered under the Investment
Company Act of 1940 as a diversified, open-end
management investment company.
The investment objective of the Fund is long-
term growth of capital by investing
primarily in common stocks of major
established corporations.
----------------------------------------------
--------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Investments, including
options, traded on a national
securities or commodities exchange and Nasdaq
National Market equity securities
are valued at the last reported sales price on
the primary exchange on which
they are traded. Securities traded in the over-
the-counter market (including
securities listed on exchanges whose primary
market is believed to be
over-the-counter) and listed securities for
which no sale was reported on that
date are valued at the mean between the last
reported bid and asked prices.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates
market value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction, including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may
be delayed or limited.
All securities are valued as of 4:15 P.M., New
York time.
Foreign Currency Translation: The books and
records of the Fund are maintained
in United States dollars. Foreign currency
amounts are translated into United
States dollars on the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
current rate of exchange.
(ii) purchases and sales of investment
securities, income and expenses--at the
rates of exchange prevailing on the respective
dates of such transactions.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is
recorded on the accrual basis. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each
class at the beginning of the day.
Dividends and Distributions: Dividends from
net investment income are declared
and paid semi-annually. The Fund will
distribute at least annually net capital
gains in excess of capital loss carryforwards,
if any. Dividends and
distributions are recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Taxes: It is the Fund's policy to continue to
meet the requirements of the
Internal Revenue Code applicable to regulated
investment companies and to
distribute all of its taxable net income and
net capital gains, if any, to its
shareholders. Therefore, no federal income tax
provision is required.
Withholding taxes on foreign dividends have
been provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants' (AICPA)
Statement of Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase distributions
in excess of net investment income
and decrease accumulated net realized gain on
investments and foreign currencies
by $1,051,033. Net realized gains and net
assets were not affected by this
change.
----------------------------------------------
--------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain
----------------------------------------------
----------------------------------
Notes to Financial Statements
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------
clerical and bookkeeping costs of the Fund.
The Fund bears all other costs and
expenses.
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .50 of 1% of the Fund's average daily
net assets up to $500 million,
 .475 of 1% of the next $500 million of average
daily net assets and .45 of 1% of
the Fund's average daily net assets in excess
of $1 billion.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by them. The distribution fees for
Class A, B and C shares are accrued
daily and payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Class A, Class B and
Class C Plans were .25%, 1% and 1%,
respectively, of the average daily net assets
of Class A, Class B and Class C
shares for the year ended December 31, 1997.
PSI has advised the Fund that it has received
approximately $2,583,674 in
front-end sales charges resulting from sales
of Class A shares during the year
ended December 31, 1997. From these fees, PSI
paid such sales charges to dealers
(PSI and PRUCO Securities Corporation
(Prusec)), which in turn paid commissions
to salespersons.
PSI advised the Fund that for the year ended
December 31, 1997, it received
approximately $3,777,700 and $23,100 in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and Class C shareholders,
respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America and Prusec.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement during the year
ended December 31, 1997. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
----------------------------------------------
--------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during
the year ended December 31, 1997,
the Fund incurred fees of approximately
$4,989,000 for the services of PMFS. As
of December 31, 1997, approximately $436,000
of such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to nonaffiliates.
For the year ended December 31, 1997, PSI
earned $186,849 in brokerage
commissions from portfolio transactions
executed on behalf of the Fund.
----------------------------------------------
--------------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the year ended December 31, 1997
aggregated $807,252,133 and $491,288,133,
respectively.
The federal income tax basis of the Fund's
investments at December 31, 1997 was
substantially the same as for financial
reporting purposes and, accordingly, net
unrealized appreciation for federal income tax
purposes was $1,631,780,648
(gross unrealized appreciation--
$1,707,366,611; gross unrealized
depreciation--$75,585,963).
----------------------------------------------
--------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency
obligations. As of December 31, 1997, the
Fund has a 41.67% undivided interest in the
joint account. The undivided
interest for the Fund represents $490,791,000
in the principal amount. As of
such date, each repurchase agreement in the
joint account and the collateral
therefor were as follows:
Credit Suisse First Boston Corp., 6.75%, in
the principal amount of
$342,000,000, repurchase price $342,128,250,
due 1/2/98. The value of the
collateral including accrued interest is
$353,486,750.
----------------------------------------------
----------------------------------
                                       11

Notes to Financial Statements
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------
Deutsche Morgan Grenfell, Inc., 6.80%, in the
principal amount of $200,000,000,
repurchase price $200,075,555, due 1/2/98. The
value of the collateral including
accrued interest is $204,000,314.
SBC Warburg Dillon Read Inc., 6.55%, in the
principal amount of $142,000,000,
repurchase price $142,051,672, due 1/2/98. The
value of the collateral including
accrued interest is $144,862,841.
Morgan Stanley, Dean Witter, Discover & Co.,
5.95%, in the principal amount of
$151,553,000, repurchase price $151,603,097,
due 1/2/98. The value of the
collateral including accrued interest was
$154,584,932.
Salomon Smith Barney Inc., 6.75%, in the
principal amount of $342,000,000,
repurchase price $342,128,250, due 1/2/98. The
value of the collateral including
accrued interest was $350,295,372.
----------------------------------------------
--------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective March 1, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class
B, Class C and Class Z common
stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
---------------------------------  -----------
-   ---------------
Year ended December 31, 1997:
Shares sold......................
176,089,330   $ 3,419,389,251
Shares issued in reinvestment of
  dividends......................
6,449,778       125,989,153
Shares reacquired................
(180,465,455)   (3,512,361,626)
                                   -----------
-   ---------------
Net increase in shares
  outstanding before
  conversions....................
2,073,653        33,016,778
Shares issued upon conversion
  from Class B...................
10,616,578       206,433,920
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
12,690,231   $   239,450,698
                                   -----------
-   ---------------
                                   -----------
-   ---------------
Class A                               Shares
Amount
---------------------------------  -----------
-   ---------------
Year ended December 31, 1996:
Shares sold......................
121,412,060   $ 2,078,689,059
Shares issued in reinvestment of
  dividends and distributions....
8,451,292       144,703,799
Shares reacquired................
(119,988,980)   (2,054,486,124)
                                   -----------
-   ---------------
Net increase in shares
  outstanding before conversion
  from Class B...................
9,874,372       168,906,734
Shares issued upon conversion
  from Class B...................
10,235,548       174,694,214
Shares reacquired upon
  conversion into Class Z........
(6,921,503)     (118,081,252)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
13,188,417   $   225,519,696
                                   -----------
-   ---------------
                                   -----------
-   ---------------
Class B
---------------------------------
Year ended December 31, 1997:
Shares sold......................
59,587,032   $ 1,140,769,682
Shares issued in reinvestment of
  dividends......................
9,872,279       192,363,178
Shares reacquired................
(55,367,777)   (1,062,159,431)
                                   -----------
-   ---------------
Net increase in shares
  outstanding before
  conversions....................
14,091,534       270,973,429
Shares reacquired upon conversion
  into Class A...................
(10,585,531)     (206,433,920)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
3,506,003   $    64,539,509
                                   -----------
-   ---------------
                                   -----------
-   ---------------
Year ended December 31, 1996:
Shares sold......................
74,658,239   $ 1,272,242,211
Shares issued in reinvestment of
  dividends and distributions....
15,498,339       265,200,473
Shares reacquired................
(57,845,034)     (984,240,216)
                                   -----------
-   ---------------
Net increase in shares
  outstanding before
  conversion.....................
32,311,544       553,202,468
Shares reacquired upon
  conversion into Class A........
(10,257,533)     (174,694,214)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
22,054,011   $   378,508,254
                                   -----------
-   ---------------
                                   -----------
-   ---------------
Class C
---------------------------------
Year ended December 31, 1997:
Shares sold......................
1,997,551   $    38,680,939
Shares issued in reinvestment of
  dividends......................
219,243         4,278,697
Shares reacquired................
(1,327,660)      (25,772,744)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
889,134   $    17,186,892
                                   -----------
-   ---------------
                                   -----------
-   ---------------
Year ended December 31, 1996:
Shares sold......................
1,824,988   $    31,122,983
Shares issued in reinvestment of
  dividends and distributions....
259,155         4,433,090
Shares reacquired................
(784,090)      (13,332,036)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
1,300,053   $    22,224,037
                                   -----------
-   ---------------
                                   -----------
-   ---------------

----------------------------------------------
----------------------------------
                                       12

Notes to Financial Statements
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------

Class Z                               Shares
Amount
---------------------------------  -----------
-   ---------------
Year ended December 31, 1997:
Shares sold......................
11,766,210   $   223,973,948
Shares issued in reinvestment of
  dividends......................
923,845        18,100,201
Shares reacquired................
(6,704,933)     (127,753,754)
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
5,985,122   $   114,320,395
                                   -----------
-   ---------------
                                   -----------
-   ---------------
March 1, 1996(a) through
  December 31, 1996:
Shares sold......................
2,700,145   $    46,776,821
Shares issued in reinvestment of
  dividends and distributions....
860,658        14,729,186
Shares reacquired................
(3,020,820)      (51,839,669)
                                   -----------
-   ---------------
Net increase in shares
  outstanding before conversion
  from Class A...................
539,983         9,666,338
Shares issued upon conversion
  from Class A...................
6,921,503       118,081,252
                                   -----------
-   ---------------
Net increase in shares
  outstanding....................
7,461,486   $   127,747,590
                                   -----------
-   ---------------
                                   -----------
-   ---------------

---------------
(a) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------

Financial Highlights
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------

Class A

----------------------------------------------
--------------------

Year Ended December 31,

----------------------------------------------
--------------------

1997           1996           1995
1994         1993

----------     ----------     ----------     -
-------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $    17.26     $
16.44     $    13.24     $  13.80     $  12.07

----------     ----------     ----------     -
-------     --------
Income from investment operations
Net investment
income...............................
 .38            .35            .27          .22
 .23
Net realized and unrealized gain on
investments and
   foreign
currencies...............................
3.70           2.52           3.88
 .09         2.42

----------     ----------     ----------     -
-------     --------
   Total from investment
operations.................         4.08
2.87           4.15          .31         2.65

----------     ----------     ----------     -
-------     --------
Less distributions
Dividends from net investment
income................         (.36)
(.35)          (.27)        (.22)        (.22)
Distributions in excess of net investment
income....           --           (.01)
--           --           --
Distributions from net realized capital
gains.......        (1.13)         (1.69)
(.68)        (.65)        (.70)

----------     ----------     ----------     -
-------     --------
   Total
distributions..............................
(1.49)         (2.05)          (.95)
(.87)        (.92)

----------     ----------     ----------     -
-------     --------
Net asset value, end of
year........................   $    19.85
$    17.26     $    16.44     $  13.24     $
13.80

----------     ----------     ----------     -
-------     --------

----------     ----------     ----------     -
-------     --------
TOTAL
RETURN(a):....................................
23.88%         17.94%         31.58%
2.38%       22.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................   $1,912,802
$1,443,466     $1,158,111     $276,412
$232,535
Average net assets
(000)............................   $1,709,030
$1,233,792     $  908,365     $254,596
$190,778
Ratios to average net assets:
   Expenses, including distribution
fees............          .88%           .89%
 .91%        1.00%         .91%
   Expenses, excluding distribution
fees............          .63%           .64%
 .66%         .75%         .71%
   Net investment
income............................
1.87%          2.07%          1.82%
1.62%        1.71%
For Class A, B, C and Z shares:
   Portfolio
turnover...............................
13%            19%            18%          12%
21%
   Average commission rate paid per
share...........       $.0339         $.0523
$.0501          N/A          N/A

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     14

Financial Highlights
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------

Class B

----------------------------------------------
------------------------

Year Ended December 31,

----------------------------------------------
------------------------

1997           1996           1995
1994           1993

----------     ----------     ----------     -
---------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $    17.24     $
16.43     $    13.24     $    13.80     $
12.08

----------     ----------     ----------     -
---------     ----------
Income from investment operations
Net investment
income...............................
 .22            .22            .16
 .12            .12
Net realized and unrealized gain on
investments and
   foreign
currencies...............................
3.72           2.51           3.87
 .09           2.42

----------     ----------     ----------     -
---------     ----------
   Total from investment
operations.................         3.94
2.73           4.03            .21
2.54

----------     ----------     ----------     -
---------     ----------
Less distributions
Dividends from net investment
income................         (.22)
(.22)          (.16)          (.12)
(.12)
Distributions in excess of net investment
income....           --           (.01)
--             --             --
Distributions from net realized capital
gains.......        (1.13)         (1.69)
(.68)          (.65)          (.70)

----------     ----------     ----------     -
---------     ----------
   Total
distributions..............................
(1.35)         (1.92)          (.84)
(.77)          (.82)

----------     ----------     ----------     -
---------     ----------
Net asset value, end of
year........................   $    19.83
$    17.24     $    16.43     $    13.24     $
13.80

----------     ----------     ----------     -
---------     ----------

----------     ----------     ----------     -
---------     ----------
TOTAL
RETURN(a):....................................
23.05%         17.14%         30.62%
1.60%         21.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................   $3,090,767
$2,626,479     $2,140,895     $1,970,580
$1,794,634
Average net assets
(000)............................   $2,924,413
$2,417,900     $1,891,160     $1,901,972
$1,522,992
Ratios to average net assets:
   Expenses, including distribution
fees............         1.63%          1.64%
1.66%          1.75%          1.71%
   Expenses, excluding distribution
fees............          .63%           .64%
 .66%           .75%           .71%
   Net investment
income............................
1.12%          1.37%           .99%
 .87%           .91%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     15

Financial Highlights
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------

Class C                             Class Z

----------------------------------------------
---------     --------

August 1,

1994(c)

Year Ended December 31,               Through

--------------------------------------
December 31,

1997           1996           1995
1994           1997

-------     ------------     ---------     ---
---------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................   $ 17.24       $
16.43        $ 13.24         $14.02        $
17.26

-------         ------       ---------
-----        --------
Income from investment operations
Net investment
income...............................
 .25            .22            .16
 .09             .42
Net realized and unrealized gain (loss) on
   investments and foreign
currencies...............      3.69
2.51           3.87           (.10)
3.72

-------         ------       ---------
-----        --------
   Total from investment
operations.................      3.94
2.73           4.03           (.01)
4.14

-------         ------       ---------
-----        --------
Less distributions
Dividends from net investment
income................      (.22)
(.22)          (.16)          (.12)
(.40)
Distributions in excess of net investment
income....        --           (.01)
--             --              --
Distributions from net realized capital
gains.......     (1.13)         (1.69)
(.68)          (.65)          (1.13)

-------         ------       ---------
-----        --------
   Total
distributions..............................
(1.35)         (1.92)          (.84)
(.77)          (1.53)

-------         ------       ---------
-----        --------
Net asset value, end of
period......................   $ 19.83       $
17.24        $ 16.43         $13.24        $
19.87

-------         ------       ---------
-----        --------

-------         ------       ---------
-----        --------
TOTAL
RETURN(a):....................................
23.05%          17.14%         30.62%
 .01%          24.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................   $72,244       $
47,477        $23,894         $3,160
$267,121
Average net assets
(000)............................   $60,434
$ 36,745        $12,190         $1,847
$ 57,646
Ratios to average net assets:
   Expenses, including distribution
fees............     1.63%           1.64%
1.66%          1.83%(b)         .63%
   Expenses, excluding distribution
fees............      .63%            .64%
 .66%           .83%(b)         .63%
   Net investment
income............................     1.11%
1.37%          1.03%           .90%(b)
2.11%

March 1,

1996(d)

Through

December 31,

1996

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $  17.10

------------
Income from investment operations
Net investment
income...............................
 .37
Net realized and unrealized gain (loss) on
   investments and foreign
currencies...............        1.88

------------
   Total from investment
operations.................        2.25

------------
Less distributions
Dividends from net investment
income................        (.39)
Distributions in excess of net investment
income....        (.01)
Distributions from net realized capital
gains.......       (1.69)

------------
   Total
distributions..............................
(2.09)

------------
Net asset value, end of
period......................    $  17.26

------------

------------
TOTAL
RETURN(a):....................................
13.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $128,752
Average net assets
(000)............................    $124,631
Ratios to average net assets:
   Expenses, including distribution
fees............         .64%(b)
   Expenses, excluding distribution
fees............         .64%(b)
   Net investment
income............................
2.43%(b)

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     16

Report of Independent Accountants
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------
To the Shareholders and Board of Directors of Prudential Equity Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Equity Fund, Inc. (the
'Fund') at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998


Tax Information (unaudited)
PRUDENTIAL EQUITY FUND, INC.
----------------------------------------------
----------------------------------
We are required by Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (December 31, 1997) as
to the federal tax status of
dividends paid by the Fund during its fiscal
year ended December 31, 1997.
During 1997, the Fund paid dividends of $1.486
per Class A share, $1.346 per
Class B share and $1.346 per Class C share and
$1.534 per Class Z share. Of
these amounts, $.952 per Class A, B, C and Z
shares represent distributions from
long-term capital gains of which $0.406 is
taxable at 28% and $0.546 is taxable
at 20%. The remaining $.534 per Class A share,
$.394 per Class B share, $.394
per Class C share and $.582 per Class Z share
represent dividends from ordinary
income (net investment income and short-term
capital gains). Further, we wish to
advise you that 61.72% of the ordinary income
dividends paid in 1997 qualified
for the corporate dividends received deduction
available to corporate taxpayers.
For the purpose of preparing your annual
federal income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute 1099-DIV.
----------------------------------------------
----------------------------------
                                       17

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports.
It's quite
understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper
Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns.
The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
And keep
in mind that past perfor-mance is not
indicative of
future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful
-- strategies
in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look
technical, but
it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the
Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange
Commission. Performance
is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is
shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Comparing A $10,000 Investment.
----------------------------------------------
----
Prudential Equity Fund, Inc. vs. the S&P 500
Index.

----Prudential Equity Fund, Inc.
//S&P 500 Index


Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance with SEC
regulations. They compare a $10,000 investment in the
Prudential Equity Fund, Inc. (Class A, Class
B, Class C,
and Class Z) with a similar investment in the S&P 500
Index by portraying the initial account values at the commencement of operations of each class (10 years for
Class B), and subsequent account values at the end of this reporting period (December 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1987 for Class B shares, in 1994 for Class
C shares,
and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in
Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class
Z shares do not have a sales charge or a distribution fee.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock
Exchange. The S&P
500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the S&P 500 may differ substantially from the securities in the
Fund. The S&P 500 is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.


Average Annual Total
Returns - Class A
------------------------
   With Sales Load
   16.13% Since Inception
   17.96% for 5 Years
   17.68% for 1 Year
                                  Class A
(GRAPH)
   Without Sales Load
   16.88% Since Inception
   19.18% for 5 Years
   23.88% for 1 Year


   Average Annual Total
    Returns - Class B
-------------------------------
   With Sales Load
   17.04% Since Inception
   16.63% for 10 Years
   18.19% for 5 Years
   18.05% for 1 Year
                                  Class B
(GRAPH)
   Without Sales Load
   17.04% Since Inception
   16.63% for 10 Years
   18.29% for 5 Years
   23.05% for 1 Year


  Average Annual Total
  Returns - Class C
-------------------------
   With Sales Load
   20.33% Since Inception
   22.05% for 1 Year
                                  Class C
(GRAPH)
   Without Sales Load
   20.33% Since Inception
   23.05% for 1 Year


   Average Annual Total
   Returns - Class Z
--------------------------        Class Z
(GRAPH)
   Without Sales Load
   20.72% Since Inception
   24.29% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744316100   MF101E
744316209   Cat. #4331473
744316308
744316407